Note 4 - Goodwill, Intangible and Long-lived Assets	12 Months Ended
Dec. 31, 2016
Notes to Financial Statements
Goodwill and Intangible Assets Disclosure [Text Block]
(
4
)

GOODWILL, INTANGIBLE AND LONG-LIVED ASSETS

Goodwill and intangible assets on our balance sheets are the result of our acquisitions of Sigma Systems Corp. ("Sigma") in
October 2008
and Thermonics, Inc. ("Thermonics") in
January 2012.

Goodwill

All of our goodwill is allocated to our Thermal segment. There were no
changes in the amount of the carrying value of goodwill for the year ended
December 31, 2016.

Intangible Assets

The following table provides further detail about our intangible assets as of
December 31, 2016
and
2015:

	December 31, 2016
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$1,480	$1,328	$152
Patented technology	590	424	166
Software	270	223	47
Trade name	140	140	-
Total finite-lived intangible assets	2,480	2,115	365
Indefinite-lived intangible assets:
Sigma trademark	510	-	510
Total intangible assets	$2,990	$2,115	$875

	December 31, 2015
	Gross Carrying Amount	Accumulated Amortization	Net Carrying Amount
Finite-lived intangible assets:
Customer relationships	$1,480	$1,166	$314
Patented technology	590	386	204
Software	270	196	74
Trade name	140	138	2
Total finite-lived intangible assets	2,480	1,886	594
Indefinite-lived intangible assets:
Sigma trademark	510	-	510
Total intangible assets	$2,990	$1,886	$1,104

We
generally amortize our finite-lived intangible assets over their estimated useful lives on a straight-line basis, unless an alternate amortization method can be reliably determined. Any such alternate amortization method would be based on the pattern in which the economic benefits of the intangible asset are expected to be consumed.
None
of our finite-lived assets have any residual value. The following table provides further information about the estimated useful lives of our finite-lived intangible assets as of
December
31,
2016:

	Estimated Useful Life	Remaining Estimated Useful Life at Dec. 31, 2016
	- - - - (in months) - - - -
Finite-lived intangible assets resulting from the acquisition of Sigma:
Customer relationships	72	-
Software	120	21.0
Patented technology	60	-
Finite-lived intangible assets resulting from the acquisition of Thermonics:
Customer relationships	72	12.5
Trade name	48	-
Patented technology	132	72.5

Total amortization expense for the years ended
December 31, 2016
and
2015
was
$229
and
$289,
respectively. The following table sets forth the estimated annual amortization expense for our finite-lived intangible assets for each of the n ext
five
years:

2017	$212
2018	65
2019	39
2020	30
2021	15

Impairment of Goodwill and Indefinite Life Intangible Assets

During
December 2016
and
2015,
we assessed our goodwill and indefinite life intangible asset for impairment in accordance with the requirements of ASC Topic
350
(Intangibles - Goodwill and Other). Our goodwill impairment assessment is based upon a combination of the income approach, which estimates the fair value of our reporting units based upon a discounted cash flow approach, and the market approach which estimates the fair value of our reporting units based upon comparable market multiples. This fair value is then reconciled to our market capitalization at year end with an appropriate control premium. The discount rates used in
2016
and
2015
for the discounted cash flows were
18.5%
and
20.0%,
respectively. The selection of these rates was based upon our analysis of market based estimates of capital costs and discount rates. The peer companies used in the market approach operate in our market segment. The determination of the fair value of our reporting units requires management to make significant estimates and assumptions including the selection of appropriate peer group companies, control premiums, discount rate, terminal growth rates, forecasts of revenue and expense growth rates, income tax rates, changes in working capital, depreciation, amortization and capital expenditures. Changes in assumptions concerning future financial results or other underlying assumptions could have a significant impact on either the fair value of the reporting unit or the amount of the goodwill impairment charge.

During the goodwill impairment assessment in both
2016
and
2015,
we performed a Step I test to identify potential impairment, in which the fair value of the Thermal Products reporting unit was compared with its book value. This assessment indicated
no
impairment existed as the fair value of this reporting unit was determined to exceed its carrying value.

During the indefinite life intangible asset impairment assessment in both
2016
and
2015,
we compared the fair value of our intangible asset with its carrying amount. This assessment indicated
no
impairment existed as the fair value of the intangible assets exceeded their carrying values in both
2016
and
2015.

Impairment of Long-Lived Assets and Finite-lived Intangible Assets

As previously noted, our long-lived assets consist of our finite-lived intangible assets and property and equipment. During
December 2015,
due to continued operating losses experienced by our manufacturing operation in Mt. Laurel, New Jersey, which is included in our EMS segment, we assessed the long-lived assets of this segment for impairment. Our assessment indicated that the property and equipment that is allocated to this segment was not
impaired. During
2016,
the operations of the manufacturing operation in Mt. Laurel, New Jersey were substantially restructured. However, as this operation still experienced an operating loss for
2016,
we performed an assessment of the long-lived assets of our EMS segment for impairment during
December 2016.
Our assessment indicated that the property and equipment that is allocated to this segment was not
impaired. During
2016
and
2015,
we did
not
review our Thermal segment's long lived assets for impairment as there were no
events or changes in business circumstances that would indicate an impairment might exist.